Pre-Tax Effects of Derivative Instruments Recognized in Earnings and Other Comprehensive (Loss) Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest Rate Contract
Derivative [Line Items]
(Gain)/loss recognized in OCI	$ 55.2	$ 77.0
Cost of sales and revenues	51.8	123.5
Interest Rate Contract | Financial Services
Derivative [Line Items]
(Gain)/loss recognized in OCI	55.2	77.0
Interest Rate Contract | Financial Services | Interest and other borrowing expenses
Derivative [Line Items]
Cost of sales and revenues	51.8	123.5
Foreign Exchange Contract
Derivative [Line Items]
(Gain)/loss recognized in OCI	(2.3)	(0.2)
Cost of sales and revenues	(4.1)	(0.4)
Foreign Exchange Contract | Truck and Other
Derivative [Line Items]
(Gain)/loss recognized in OCI	(2.3)	(0.2)
Foreign Exchange Contract | Truck and Other | Cost of sales and revenues
Derivative [Line Items]
Cost of sales and revenues	$ (4.1)	$ (0.4)